Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
D.3.1. Property, plant and equipment owned
Property, plant and equipment owned by Sanofi (including property, plant and equipment acquired under finance leases for 2018, prior to the application of IFRS 16) is comprised of the following items:

(€ million)	Land	Buildings	Machinery and equipment	Fixtures, fittings and other	Property, plant and equipment in process	Total
Gross value at January 1, 2018	318	6,768	10,145	2,450	2,297	21,978
Changes in scope of consolidation	—	6	11	4	1	22
Acquisitions and other increases	—	22	48	71	1,318	1,459
Disposals and other decreases	(23)	(227)	(272)	(127)	(20)	(669)
Currency translation differences	—	57	26	17	11	111
Transfers(a)	(12)	257	510	164	(1,123)	(204)
Gross value at December 31, 2018	283	6,883	10,468	2,579	2,484	22,697
Acquisitions and other increases	—	10	50	56	1,145	1,261
Disposals and other decreases	(3)	(42)	(148)	(114)	(12)	(319)
Currency translation differences	6	80	64	17	33	200
Transfers(a)	(31)	351	619	49	(1,259)	(271)
Gross value at December 31, 2019	255	7,282	11,053	2,587	2,391	23,568
Changes in scope of consolidation	—	6	3	1	—	10
Acquisitions and other increases	—	16	40	46	1,208	1,310
Disposals and other decreases	(11)	(173)	(177)	(123)	(3)	(487)
Currency translation differences	(13)	(264)	(276)	(67)	(91)	(711)
Transfers(a)	5	(39)	484	80	(1,051)	(521)
Gross value at December 31, 2020	236	6,828	11,127	2,524	2,454	23,169
Accumulated depreciation & impairment at January 1, 2018	(20)	(3,612)	(6,885)	(1,804)	(78)	(12,399)
Depreciation expense	—	(351)	(595)	(191)	—	(1,137)
Impairment losses, net of reversals	(8)	(24)	(40)	(11)	(12)	(95)
Disposals and other decreases	8	170	235	110	3	526
Currency translation differences	—	(29)	(15)	(14)	—	(58)
Transfers(a)	1	50	70	(4)	—	117
Accumulated depreciation & impairment at December 31, 2018	(19)	(3,796)	(7,230)	(1,914)	(87)	(13,046)
Depreciation expense	—	(357)	(586)	(194)	—	(1,137)
Impairment losses, net of reversals	(4)	(33)	(4)	(2)	(55)	(98)
Disposals and other decreases	2	54	140	106	11	313
Currency translation differences	—	(40)	(40)	(12)	—	(92)
Transfers(a)	10	107	60	32	—	209
Accumulated depreciation & impairment at December 31, 2019	(11)	(4,065)	(7,660)	(1,984)	(131)	(13,851)
Depreciation expense	—	(356)	(605)	(182)	—	(1,143)
Impairment losses, net of reversals	—	(24)	(12)	(7)	—	(43)
Disposals and other decreases	1	168	166	117	8	460
Currency translation differences	—	127	169	49	—	345
Transfers(a)	—	252	150	26	—	428
Accumulated depreciation & impairment at December 31, 2020	(10)	(3,898)	(7,792)	(1,981)	(123)	(13,804)
Carrying amount at December 31, 2018	264	3,087	3,238	665	2,397	9,651
Carrying amount at December 31, 2019	244	3,217	3,393	603	2,260	9,717
Carrying amount at December 31, 2020	226	2,930	3,335	543	2,331	9,365
(a) This line mainly comprises property, plant and equipment in process brought into service during the period, but also includes the effect of the reclassification of assets to Assets held for sale or exchange, and for 2019 the reclassification of assets held under finance leases to Right-of-use assets on first-time application of IFRS 16.
The table below sets forth acquisitions and capitalized interest by operating segment for the years ended December 31, 2020, 2019 and 2018:

(€ million)	2020	2019	2018
Acquisitions	1,310	1,261	1,459
Pharmaceuticals	831	846	1,014
Industrial facilities	634	682	769
Research sites	152	87	14
Other	45	77	231
Vaccines	384	405	440
Consumer Healthcare	95	10	5
Capitalized interest	11	14	21
Off balance sheet commitments relating to property, plant and equipment as of December 31, 2020, 2019 and 2018 are set forth below:

(€ million)	2020	2019	2018
Firm orders of property, plant and equipment	708	398	535
Property, plant and equipment pledged as security for liabilities	—	107	123
Impairment tests of property, plant and equipment conducted using the method described in Note B.6. resulted in the recognition of the following net impairment losses in each of the last three financial periods:

(€ million)	2020	2019	2018
Net impairment losses on property, plant and equipment	43	98	94
Due to the first-time application of IFRS 16 effective January 1, 2019, future minimum lease payments due under finance leases have since that date been recognized as part of the lease liability. Because Sanofi used the modified retrospective approach for transition, historical information has not been restated. However, as the prior standard (IAS 17) was applicable in preceding periods, finance lease assets and future minimum lease payments due under finance leases are shown in the tables below.
The table below shows amounts for items of property, plant and equipment held under finance leases:

(€ million)	2018
Buildings	73
Other property, plant and equipment	14
Total gross value	87
Accumulated depreciation and impairment	(64)
Carrying amount	23
Future minimum lease payments due under finance leases are shown in the table below:

(€ million)	2018
Future minimum lease payments due under finance leases	25
of which interest	3
D.3.2. Property, plant and equipment leased - right-of-use assets
On first-time application of IFRS 16 effective January 1, 2019, Sanofi used the modified retrospective approach for transition, and the historical information was not restated.
Right-of-use assets relating to property, plant and equipment leased by Sanofi are analyzed in the table below:

(€ million)	Right-of-use assets
Gross value at January 1, 2019	1,439
Acquisitions and other increases	157
Disposals and other decreases	(31)
Currency translation differences	18
Gross value at December 31, 2019	1,583
Changes in scope of consolidation	15
Acquisitions and other increases	340
Disposals and other decreases	(121)
Currency translation differences	(85)
Transfers(a)	(21)
Gross value at December 31, 2020	1,711
Accumulated depreciation & impairment at January 1, 2019	(8)
Depreciation and amortization expense(b)	(282)
Disposals and other decreases	7
Accumulated depreciation & impairment at December 31, 2019	(283)
Depreciation and amortization expense(b)	(299)
Disposals and other decreases	44
Currency translation differences	22
Transfers(a)	3
Accumulated depreciation & impairment at December 31, 2020	(513)
Carrying amount at January 1, 2019(c)	1,431
Carrying amount at December 31, 2019	1,300
Carrying amount at December 31, 2020	1,198
(a) This line also includes the effect of the reclassification of assets to Assets held for sale or exchange as of December 31, 2020.
(b) Impairment losses against right of use assets amounted to €31 million as of December 31, 2020. and were immaterial as of December 31, 2019.
(c) Sanofi elected the simplified retrospective method for first-time application of IFRS 16 (Leases), which involved recognizing a right-of-use asset equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments; impacts of the adoption of IFRS 16 on the balance sheet primarily included the recognition of right-of-use assets of €1,431 million, the recognition of current and non-current lease liabilities of €1,346 million, and an increase in provisions and other current and non-current liabilities of €73 million.

Leased assets mainly comprise office and industrial premises (92%) and the vehicle fleet (8%) as of December 31, 2020.
Annual lease costs on short term leases and low value asset leases amounted to €27 million in the year ended December 31, 2020, and to €50 million in the year ended December 31, 2019. Variable lease payments, sub-leasing activities, and sale-and-leaseback transactions were immaterial.
Total cash outflows on leases (excluding annual lease costs on short term leases and low value asset leases) amounted to €269 million in the year ended December 31, 2020 and to €302 million in the year ended December 31, 2019.
For information purposes, as the previous standard (IAS 17) was applicable in previous years, lease expense amounted to €345 million in 2018.
A maturity analysis of the lease liability is disclosed in Note D.17.2.
Commitments related to short-term leases and low value asset leases, including future payments for lease contracts committed but not yet commenced, are disclosed in Note D.21.